File No.
                                                                      333-126178

     As filed with the Securities and Exchange Commission on May 25, 2006

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                         Post-Effective Amendment No. 2
                                        -
                        (Check appropriate box or boxes)

                       FEDERATED STOCK AND BOND FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-341-7400
                        (Area Code and Telephone Number)
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

                                   Copies to:
                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky LLP
                                2101 L Street, NW
                            Washington, DC 20037-1526
                                 (202) 828-2218

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

              It is proposed that this filing will become effective
                            immediately upon filing.



No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.



PART C.    OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Trustees and officers of Federated Stock and Bond Fund, Inc. (the "Registrant") pursuant to the Registrant's Articles of Incorporation and Bylaws, except where such indemnification is not permitted by law. However, the Articles of Incorporation and Bylaws do not protect the Directors or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Directors and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the 1940 Act for Directors, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits

1 Conformed copy of Articles of Amendment to the Articles of Incorporation of the Registrant; (25)
1.1 Conformed copy of Articles Supplementary, to the Articles of Incorporation of the Registrant; (25)

2.    Copies of By-Laws of the Registrant as amended; (14)
2.1   Copy of Amendment #13 to the By-Laws of the Registrant; (19)
2.2   Copy of Amendment #14 to the By-Laws of the Registrant; (19)
2.3   Copy of Amendment #15 to the By-Laws of the Registrant; (19)
2.4   Copy of Amendment #16 to the By-Laws of the Registrant; (22)
2.5   Copy of Amendment #17 to the By-Laws of the Registrant; (24)
2.6   Copy of Amendment #18 to the By-Laws of the Registrant; (25)
2.7   Copy of Amendment #18 to the By-Laws of the Registrant; (27)

3.    Not Applicable

4. Agreement and Plan of Reorganization is included as Exhibit A to the Combined Proxy Statement and Prospectus of the Registration Statement (26)

5. Copy of Specimen Certificate for Shares of Capital Stock of the Registrant; (15)
5.1 Copy of Specimen Certificate for Shares of Capital Stock (Class B Shares) of the Registrant; (16)
5.2 Copy of Specimen Certificate for Shares of Capital Stock (Class C Shares) of the Registrant; (16)

6.    Conformed copy of Investment Advisory Contract of the Registrant; (13)
6.1 Conformed Copy of the Amendment to the Investment Advisory Contract of the Registrant; (21)
6.2 Conformed copy of Assignment of Investment Advisory Contract of the Registrant; (24)
6.3   Conformed copy of Sub-Advisory Agreement of the Registrant; (24)

7. Conformed copy of Distributor's Contract including Exhibit A of the Registrant; (12)
7.1 Conformed copy of Exhibit B to the Distributor's Contract of the Registrant; (15)
7.2 Conformed Copy of Distributor's Contract and Exhibit 1 to the Distributor's Contract of the Registrant; (18)
7.3 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service
7.4 Conformed Copy of Amendment dated June 01, 2001 to the Distributor's Contract of the Registrant; (21)
7.5 Conformed copy of Exhibit B to the Distributor's Contract of the Registrant; (23)
7.6 Conformed copy of Exhibit C to the Distributor's Contract of the Registrant; (23)
7.7 Conformed copy of Amendment dated October 01, 2003 to the Distributor's Contract of the Registrant; (24)

8.    Not Applicable

9.    Conformed copy of Custodian Agreement of the Registrant; (13)
9.1   Conformed copy of Custodian Fee Schedule; (17)

10.   Copy of Distribution Plan of the Registrant dated February 12, 2004; (25)
10.1  Conformed copy of Exhibit A to the Distribution Plan of the Registrant;
      (25)
10.2  Conformed copy of Exhibit B to the Distribution Plan of the Registrant;
      (25)
10.3 Conformed copy of Exhibit 1 Amendment to Distribution Plan of the Registrant (Class B Shares); (18)

11. Conformed copy of Opinion and Consent of Counsel regarding the legality of Shares being issued; (26)

12.   Conformed copy of Opinion regarding tax consequences of Reorganization;
      (*)

13. The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.1 The Registrant hereby incorporates the Conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)
13.2 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115)
13.3 The Registrant hereby incorporates the Conformed copy of the Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06, from Item (h)(ix) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)
13.4 Conformed copy of Principal Shareholder Servicer's Agreement (Class B Shares); (18)
13.5  Conformed copy of Shareholder Services Agreement (Class B Shares); (18)
13.6 The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843)

14. Conformed copy of Consent of Independent Auditors of Federated Stock and Bond Fund, Inc.; (28)
14.1 Conformed copy of Consent of Independent Auditors of Vintage Mutual Funds, Inc.; (26)

15. Not Applicable

16. Conformed copy of Power of Attorney of the Registrant; (*)

17. Form of Proxy; (26)

---------------------------------------------------------
* All exhibits are being filed electronically.
12.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 83 filed on Form N-1A December
      28, 1993.(File Nos. 2-10415 and 811-1)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 85 filed on Form N-1A December
      29, 1994.(File Nos. 2-10415 and 811-1)
14.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 87 filed on Form N-1A December
      27, 1995. (File Nos. 2-10415 and 811-1)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 88 filed on Form N-1A July 1, 1996. (File Nos. 2-10415 and 811-1)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 91 filed on Form N-1A December
      23, 1996. (File Nos. 2-10415 and 811-1)
17.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 94 filed on Form N-1A October
      31, 1997. (File Nos. 2-10415 and 811-1)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed on Form N-1A December
      29, 1997. (File Nos. 2-10415 and 811-1)
19.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 98 filed on Form N-1A December
      30, 1998. (File Nos. 2-10415 and 811-1)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 102 filed on Form N-1A December
      26, 2001 (File Nos. 2-10415 and 811-1)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 103 filed on Form N-1A December 30, 2002 (File Nos. 2-10415 and 811-1)
23. Response is incorporated by reference to Registrant's Post Effective Amendment No. 105 filed on Form N-1A April 01, 2003 (File Nos. 2-10415 and 811-1)
24. Response is incorporated by reference to Registrant's Post Effective Amendment No. 106 filed on Form N-1A January 23, 2004 (File Nos. 2-10415 and 811-1)
25. Response is incorporated by reference to Registrant's Post Effective Amendment No. 107 filed on Form N-1A November 12, 2004 (File Nos. 2-10415 and 811-1)
26. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on Form N-14 August 9, 2005 (File Nos.
      333-126178 and 811-1)
27    Response is incorporated by reference to Registrant's Post
Effective Amendment No. 109 filed on Form                N-1A
January 30, 2006 (File Nos. 2-10415 and 811-1)
28    Response is incorporated by reference to Registrant's
Post-Effective Amendment No. 1 filed on Form             N-14
August 15, 2005 (File Nos. 333-126178 and 811-1)

Item 17.  Undertakings
      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED STOCK AND BOND FUND, INC., has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of May, 2006.

                 FEDERATED STOCK AND BOND FUND, INC.

                             BY: /s/ Todd P. Zerega
                 Todd P. Zerega, Assistant Secretary
                                  May 25, 2006

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                          TITLE                           DATE

By: /s/ Todd P. Zerega
Todd P. Zerega                Attorney In Fact              May 25, 2006
ASSISTANT SECRETARY           For the Persons
                              Listed Below

John F. Donahue*              Director

J. Christopher Donahue*       President and Director
                              (Principal Executive Officer)

Richard A. Novak*             Treasurer
                              (Principal Financial Officer)

Thomas G. Bigley*             Director

John T. Conroy, Jr.*          Director

Nicholas P. Constantakis*     Director

John F. Cunningham*           Director

Lawrence D. Ellis, M.D.*      Director

Peter E. Madden*              Director

Charles F. Mansfield, Jr*     Director

John E. Murray, Jr., J.D.,
S.J.D.*                       Director

Marjorie P. Smuts*            Director

John S. Walsh*                Director

James F. Will*                Director

* By Power of Attorney